SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
MedTech Acquisition Corp
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Subsequent to December 31, 2022, $78,136 was drawn on the Extension Note, as described in Note 5 and deposited into the Trust Account. In addition, TriSalus deposited $78,136 in the Trust Account pursuant to the Merger Agreement.

On January 13, 2023, the Company drew an additional $159,000 on the Convertible Promissory Note as described in Note 5.

On January 13, 2023 and February 8, 2023, the Company drew an additional $215,222 and $200,000 on the 2022 Promissory Note III as described in Note 5, respectively.

In March 2023, the Company and the Sponsor engaged Ceros Financial Services, Inc. to render certain advisory and placement services to the Company. Pursuant to such engagement, the Sponsor (and not the Company) would be solely responsible for any and all fees and expenses payable to Ceros Financial Services, Inc., if any, that would arise or accrue prior to, or in connection with, the closing of an initial Business Combination.